Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Innovator Premium Income 20 Barrier ETF - January
Prospectus [Line Items]
Annual Return [Percent]	6.40%	7.09%
Innovator Premium Income 30 Barrier ETF - January
Prospectus [Line Items]
Annual Return [Percent]	5.23%	6.01%
Innovator Premium Income 15 Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	5.37%	6.07%
Innovator Premium Income 20 Barrier ETF -- April
Prospectus [Line Items]
Annual Return [Percent]	6.94%	6.93%
Innovator Premium Income 30 Barrier ETF - April
Prospectus [Line Items]
Annual Return [Percent]	5.54%	6.09%
Innovator Premium Income 15 Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	5.79%
Innovator Premium Income 20 Barrier ETF - July
Prospectus [Line Items]
Annual Return [Percent]	7.09%	6.92%
Innovator Premium Income 30 Barrier ETF - July
Prospectus [Line Items]
Annual Return [Percent]	5.87%	6.02%
Innovator Premium Income 15 Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	5.80%
Innovator Premium Income 20 Barrier ETF - October
Prospectus [Line Items]
Annual Return [Percent]	6.73%	6.07%
Innovator Premium Income 30 Barrier ETF - October
Prospectus [Line Items]
Annual Return [Percent]	5.71%	5.30%
Innovator Premium Income 15 Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	5.60%	5.30%